Income Taxes (Details) - Schedule of components of company's deferred tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Tax losses carry forwards	$ 678,334	$ 667,741
Inventory related	157	4,210
Intangible assets	11,321	12,783
Provision for employee related obligations	927	1,186
Stock-based compensation	10,242	9,528
Deferred revenue	1,575	2,257
Property, plant and equipment	0	630
Allowance for credit losses	66	143
Foreign currency losses	0	358
Research and development credit carry forwards	17,658	15,933
Research and development capitalization (including Section 174)	11,454	3,717
Gross deferred tax assets	731,734	718,486
Valuation allowance	(699,694)	(693,120)
Total deferred tax assets	32,040	25,366
Deferred tax liabilities
Intangibles assets	(10,988)	(12,533)
Property, plant and equipment	(14,652)	(17,991)
Basis difference in equity method investment	(8,852)
Other items	(1,903)	(882)
Total deferred tax liabilities	(36,395)	(31,406)
Net deferred tax assets (liabilities)	$ (4,355)	$ (6,040)